Note 11 - Share Capital and Share Base Payments - Details of Other Equity Instruments (Details)															12 Months Ended
	Nov. 04, 2019 EUR (€) € / shares	Jul. 03, 2019 EUR (€) € / shares	Apr. 29, 2019 EUR (€) € / shares	Jan. 14, 2019 EUR (€) € / shares	Nov. 20, 2018 EUR (€) € / shares	Jul. 03, 2018 EUR (€) € / shares	Apr. 03, 2018 EUR (€) € / shares	Sep. 20, 2017 EUR (€) € / shares	Dec. 30, 2016 EUR (€) € / shares	Oct. 21, 2016 EUR (€) € / shares	Jul. 01, 2015 EUR (€) € / shares	Apr. 27, 2015 EUR (€) € / shares	Jul. 16, 2014 EUR (€) € / shares	Jul. 17, 2013 EUR (€) € / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Number of free shares granted															4,739,497	3,943,202
AGAP Management 2016-1 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)										October 21, 2016
Vesting period (Year)										1 year
Non transferability period										2 years after vesting period end
Number of free shares granted										2,000					2,000	2,000	2,000
Share entitlement per free share (in EUR per share)										€ 130
Grant date share fair value (in EUR per share)										€ 10.87
Expected dividends | €
Performance conditions										Yes
Expected turnover (yearly basis) (Year)										5 years
Volatility | €										€ 40
Fair value per AGA (in EUR per share)										€ 911
AGAP Employees 2016-1 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)										October 21, 2016
Vesting period (Year)										1 year
Non transferability period										2 years after vesting period end
Number of free shares granted										2,486					2,486	2,486	2,486
Share entitlement per free share (in EUR per share)										€ 130
Grant date share fair value (in EUR per share)										€ 10.87
Expected dividends | €
Performance conditions										Yes
Expected turnover (yearly basis) (Year)										5 years
Volatility | €										€ 40
Fair value per AGA (in EUR per share)										€ 911
AGA Management 2016-1 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)										October 21, 2016
Vesting period (Year)										3 years
Non transferability period										None
Number of free shares granted										50,000					50,000	50,000	50,000
Share entitlement per free share (in EUR per share)										€ 1
Grant date share fair value (in EUR per share)										€ 10.87
Expected dividends | €
Performance conditions										None
Expected turnover (yearly basis) (Year)
Volatility | €
Fair value per AGA (in EUR per share)										€ 10.55
AGA Employees 2016-1 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)										October 21, 2016
Vesting period (Year)										1 year
Non transferability period										2 years after vesting period end
Number of free shares granted										99,932						99,932	99,932
Share entitlement per free share (in EUR per share)										€ 1
Grant date share fair value (in EUR per share)										€ 10.87
Expected dividends | €										€ 0
Performance conditions										None
Expected turnover (yearly basis) (Year)										5 years
Volatility | €
Fair value per AGA (in EUR per share)										€ 10.55
AGAP Management 2016-2 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)										October 21, 2016
Vesting period (Year)										1 year
Non transferability period										2 years after vesting period end
Number of free shares granted										3,000					3,000
Share entitlement per free share (in EUR per share)										€ 111
Grant date share fair value (in EUR per share)										€ 12.73
Expected dividends | €										€ 0
Performance conditions										Yes
Expected turnover (yearly basis) (Year)										9 years
Volatility | €										€ 40
Fair value per AGA (in EUR per share)										€ 956
AGA Management 2016-2 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)									December 30, 2016
Vesting period (Year)									3 years
Non transferability period									None
Number of free shares granted									250,000						250,000	250,000	250,000
Share entitlement per free share (in EUR per share)									€ 1
Grant date share fair value (in EUR per share)									€ 1,273
Expected dividends | €
Performance conditions									None
Expected turnover (yearly basis) (Year)
Volatility | €
Fair value per AGA (in EUR per share)									€ 14.61
AGA Employees 2016-2 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)									December 30, 2016
Vesting period (Year)									1 year
Non transferability period									2 years after vesting period end
Number of free shares granted									149,943							149,943	149,943
Share entitlement per free share (in EUR per share)									€ 1
Grant date share fair value (in EUR per share)									€ 1,273
Expected dividends | €
Performance conditions									None
Expected turnover (yearly basis) (Year)									5 years
Volatility | €
Fair value per AGA (in EUR per share)									€ 10.55
AGA Bonus 2017 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)								September 20, 2017
Vesting period (Year)								1 year
Non transferability period								1 year
Number of free shares granted								28,556								28,556	28,556
Share entitlement per free share (in EUR per share)								€ 1
Grant date share fair value (in EUR per share)								€ 1,090
Expected dividends | €
Performance conditions								Yes
Expected turnover (yearly basis) (Year)
Volatility | €
Fair value per AGA (in EUR per share)								€ 10.30
AGA Employees 2017 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)							April 3, 2018
Vesting period (Year)							1 year
Non transferability period							1 year after vesting period
Number of free shares granted							114,500								114,500	114,500
Share entitlement per free share (in EUR per share)							€ 1
Grant date share fair value (in EUR per share)							€ 552
Expected dividends | €
Performance conditions							None
Expected turnover (yearly basis) (Year)							370 years
Volatility | €							€ 55
Fair value per AGA (in EUR per share)							€ 5.83
AGAP Employees 2017 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)							April 3, 2018
Vesting period (Year)							1 year
Non transferability period							2 years after vesting period end
Number of free shares granted							5,725									5,725
Share entitlement per free share (in EUR per share)							€ 100
Grant date share fair value (in EUR per share)							€ 552
Expected dividends | €
Performance conditions							Yes
Expected turnover (yearly basis) (Year)							5 years
Volatility | €							€ 55
Fair value per AGA (in EUR per share)							€ 90
AGAP Management 2017 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)							April 3,2018
Vesting period (Year)							1 year
Non transferability period							2 years after vesting period end
Number of free shares granted							2,400									2,400
Share entitlement per free share (in EUR per share)							€ 100
Grant date share fair value (in EUR per share)							€ 5.52
Expected dividends | €
Performance conditions							Yes
Expected turnover (yearly basis) (Year)							11 years
Volatility | €							€ 55
Fair value per AGA (in EUR per share)							€ 90
AGA Bonus 2018 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)						July 3, 2018
Vesting period (Year)						1 year
Non transferability period						1 year after vesting period
Number of free shares granted						67,028
Share entitlement per free share (in EUR per share)						€ 1
Grant date share fair value (in EUR per share)						€ 5.06
Expected dividends | €
Performance conditions						Yes
Expected turnover (yearly basis) (Year)
Volatility | €
Fair value per AGA (in EUR per share)						€ 4.69
AGA Perf Employees 2018 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)					November 20, 2018
Vesting period (Year)					3 years
Non transferability period					None
Number of free shares granted					327,500											327,500
Share entitlement per free share (in EUR per share)					€ 1
Grant date share fair value (in EUR per share)					€ 8
Expected dividends | €
Performance conditions					Yes
Expected turnover (yearly basis) (Year)					4 years
Volatility | €					€ 45
Fair value per AGA (in EUR per share)					€ 3.81
AGA Perf Management 2018 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)					November 20, 2018
Vesting period (Year)					3 years
Non transferability period					None
Number of free shares granted					260,000											260,000
Share entitlement per free share (in EUR per share)					€ 1
Grant date share fair value (in EUR per share)					€ 8
Expected dividends | €
Performance conditions					Yes
Expected turnover (yearly basis) (Year)					10 years
Volatility | €					€ 45
Fair value per AGA (in EUR per share)					€ 3.81
AGA New Members 2017-1 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)			April 29, 2019
Vesting period (Year)			3 years
Non transferability period			None
Number of free shares granted			25,000												25,000
Share entitlement per free share (in EUR per share)			€ 1
Grant date share fair value (in EUR per share)			€ 5.74
Expected dividends | €			€ 0
Performance conditions			No
Expected turnover (yearly basis) (Year)			10 years
Volatility | €
Fair value per AGA (in EUR per share)			€ 5.74
AGA Employees 2018 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)				January 14, 2019
Vesting period (Year)				1 year
Non transferability period				1 year
Number of free shares granted				90,650											90,650
Share entitlement per free share (in EUR per share)				€ 1
Grant date share fair value (in EUR per share)				€ 7.31
Expected dividends | €
Performance conditions				No
Expected turnover (yearly basis) (Year)				4 years 10 days
Fair value per AGA (in EUR per share)				€ 7.31
AGA bonus 2019-1 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)		July 3, 2019
Vesting period (Year)		1 year
Non transferability period		1 year after vesting period
Number of free shares granted		57,376													57,376
Share entitlement per free share (in EUR per share)		€ 1
Grant date share fair value (in EUR per share)		€ 5.90
Expected dividends | €
Performance conditions		No
Expected turnover (yearly basis) (Year)
Volatility | €
Fair value per AGA (in EUR per share)		€ 5.72
AGA Perf Employees 2019 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)	November 4, 2019
Vesting period (Year)	3 years
Non transferability period	None
Number of free shares granted	546,700
Share entitlement per free share (in EUR per share)	€ 1
Grant date share fair value (in EUR per share)	€ 3.13
Expected dividends | €
Performance conditions	Yes
Expected turnover (yearly basis) (Year)	10 years
Volatility | €	€ 45
Fair value per AGA (in EUR per share)	€ 3.13
AGA Perf Management 2019 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)	November 4, 2019
Vesting period (Year)	3 years
Non transferability period	None
Number of free shares granted	355,000
Share entitlement per free share (in EUR per share)	€ 1
Grant date share fair value (in EUR per share)	€ 3.13
Expected dividends | €
Performance conditions	Yes
Expected turnover (yearly basis) (Year)	10 years
Volatility | €	€ 45
Fair value per AGA (in EUR per share)	€ 3.13
BSA 2013 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)														July 17, 2013
Vesting period (Year)														2 years
Number of free shares granted														237,500	237,500	237,500	237,500
Share entitlement per free share (in EUR per share)														€ 1
Grant date share fair value (in EUR per share)														€ 2.45
Expected dividends | €
Performance conditions														None
Volatility | €														€ 31.83
Fair value per AGA (in EUR per share)														€ 0.87
Plan expiration date														July 17, 2023
Exercise price (in EUR per share)														€ 2.36
Valuation method used														Black & Scholes
Average life of BSA (years) (Year)														5 years 182 days
Risk-free interest rate														2.42%
BSA 2014 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)													July 16, 2014
Vesting period (Year)													2 years
Number of free shares granted													150,000		150,000	150,000	150,000
Share entitlement per free share (in EUR per share)													€ 1
Grant date share fair value (in EUR per share)													€ 6.85
Expected dividends | €
Performance conditions													None
Volatility | €													€ 46.72
Fair value per AGA (in EUR per share)													€ 2.51
Plan expiration date													July 16, 2024
Exercise price (in EUR per share)													€ 8.65
Valuation method used													Black & Scholes
Average life of BSA (years) (Year)													5 years 182 days
Risk-free interest rate													1.00%
BSA 2015-1 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)												April 27, 2015
Vesting period (Year)												2 years
Number of free shares granted												70,000			70,000	70,000	70,000
Share entitlement per free share (in EUR per share)												€ 1
Grant date share fair value (in EUR per share)												€ 13.65
Expected dividends | €
Performance conditions												None
Volatility | €												€ 54.08
Fair value per AGA (in EUR per share)												€ 6.59
Plan expiration date												April 26, 2025
Exercise price (in EUR per share)												€ 9.59
Valuation method used												Black & Scholes
Average life of BSA (years) (Year)												5 years 182 days
Risk-free interest rate												0.25%
BSA 2015-2 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)											July 1, 2015
Vesting period (Year)											2 years
Number of free shares granted											14,200				14,200	14,200	14,200
Share entitlement per free share (in EUR per share)											€ 1
Grant date share fair value (in EUR per share)											€ 13.64
Expected dividends | €
Performance conditions											None
Volatility | €											€ 47.83
Fair value per AGA (in EUR per share)											€ 4.73
Plan expiration date											June 30, 2025
Exercise price (in EUR per share)											€ 14.05
Valuation method used											Black & Scholes
Average life of BSA (years) (Year)											5 years 182 days
Risk-free interest rate											0.25%
BSA 2017 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)								September 20, 2017
Vesting period (Year)								2 years
Number of free shares granted								37,000							37,000	37,000	37,000
Share entitlement per free share (in EUR per share)								€ 1
Grant date share fair value (in EUR per share)								€ 10.41
Expected dividends | €								€ 0
Performance conditions								None
Volatility | €								€ 61.74
Fair value per AGA (in EUR per share)								€ 0.57
Plan expiration date								September 20, 2027
Exercise price (in EUR per share)								€ 11
Valuation method used								Black & Scholes
Average life of BSA (years) (Year)								6 years
Risk-free interest rate								0.20%
BSAAR 2015 [member]
Statement Line Items [Line Items]
Date of grant (Board of Directors)											July 1, 2015
Vesting period (Year)											2 years
Number of free shares granted											1,050,382				1,050,382	1,050,382	1,050,382
Share entitlement per free share (in EUR per share)											€ 1
Grant date share fair value (in EUR per share)											€ 13.77
Expected dividends | €
Performance conditions											No
Volatility | €											€ 41
Fair value per AGA (in EUR per share)											€ 1.15
Plan expiration date											June 30, 2025
Exercise price (in EUR per share)											€ 7.20
Valuation method used											Black & Scholes
Average life of BSA (years) (Year)											10 years
Risk-free interest rate											1.22%